Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets And Goodwill [Abstract]
Summary of Intangible Assets and Goodwill

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Favourable Lease Contract Term	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2017	1,006,435	3,629	460	151,369	43,771	7,001	260	4,192	1,217,117
Additions/Adjustment*	—	—	—	—	8,028	318	—	(542)	7,804
Disposals	—	—	—	—	(392)	(237)	(260)	—	(889)
Effect of movements in foreign exchange rates	(2,081)	3	10	(302)	(163)	10	—	(3)	(2,526)
Balance as at March 31, 2018	1,004,354	3,632	470	151,067	51,244	7,092	—	3,647	1,221,506
Balance as at April 1, 2018	1,004,354	3,632	470	151,067	51,244	7,092	—	3,647	1,221,506
Acquisitions through business combination	6,304	3,073	189	706	2,098	—	—	—	12,370
Additions/Adjustment*	—	—	—	—	5,565	141	—	559	6,265
Effect of movements in foreign exchange rates	(64,335)	(188)	(7)	(9,100)	(2,789)	(435)	—	(189)	(77,043)
Balance as at March 31, 2019	946,323	6,517	652	142,673	56,118	6,798	—	4,017	1,163,098
Accumulated amortization and impairment loss
As at April 1, 2017	9,625	780	443	12,743	15,881	4,813	6	2,099	46,390
Amortization for the year	—	493	10	14,216	9,764	973	25	—	25,481
Impairment for the year**	—	—	—	—	2,373	—	—	501	2,874
Disposals	—	—	—	—	(358)	(160)	(31)	—	(549)
Effect of movements in foreign exchange rates	—	4	10	(102)	(169)	17	—	33	(207)
Balance as at March 31, 2018	9,625	1,277	463	26,857	27,491	5,643	—	2,633	73,989
Balance as at April 1, 2018	9,625	1,277	463	26,857	27,491	5,643	—	2,633	73,989
Amortization for the year	—	876	21	13,221	8,174	630	—	—	22,922
Effect of movements in foreign exchange rates	—	(18)	(5)	(983)	(1,213)	(342)	—	(128)	(2,689)
Balance as at March 31, 2019	9,625	2,135	479	39,095	34,452	5,931	—	2,505	94,222
Carrying amounts
As at April 1, 2017	996,810	2,849	17	138,626	27,890	2,188	254	2,093	1,170,727
As at March 31, 2018	994,729	2,355	7	124,210	23,753	1,449	—	1,014	1,147,517
As at April 1, 2018	994,729	2,355	7	124,210	23,753	1,449	—	1,014	1,147,517
As at March 31, 2019	936,698	4,382	173	103,578	21,666	867	—	1,512	1,068,876

*

Represents addition of USD 6,052 (March 31, 2018: USD 7,506)  to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 5,493 (March 31, 2018: USD 8,028)

**

In March 2018, the management of the Company decided to suspend operations in one of its Indian subsidiary, as it does not intend to continue operations in the future in that entity. The Group tested the technology related development cost of that entity for recoverability and recognised an impairment loss of USD 2,874 during the year ended March 31, 2018.

Summary of Goodwill has been Allocated to Acquired Subsidiaries Level	Goodwill has been allocated as follows:
	As at March 31
Particulars	2018	2019
ibibo Group - Go ibibo	836,559	782,375
ibibo Group - redBus	154,390	144,390
Bitla	—	6,233
Luxury Tours & Travel Pte Ltd	2,475	2,395
ITC Group	1,305	1,305
Total	994,729	936,698

Summary of Assumption for Calculation of Cash flow Projections

The recoverable amount of the CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five to six years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below. The key assumptions used for the calculations are as follows:

As at March 31
Particulars	2018	2019
Discount rate (pre-tax)	19 - 24%	18 - 24.3%
Discount rate (post-tax)	15 - 20%	15 - 20%
Terminal value growth rate	3.5 - 4%	3.5 - 5%
EBITDA margin (5-6 years)	(14.7) - 42.5%	(5.6) - 43.0%